Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000151917 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000151917 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151917 | Other
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000201707 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	13.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.40%
Percent of Net Long Exposure	(13.40%)
C000201707 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	13.70%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.70%
Percent of Net Long Exposure	(13.70%)
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000201707 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	7.30%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000201707 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	53.60%
Percent of Total Long Exposure	53.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	53.60%
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Call Options
Holdings [Line Items]
Percent of Total Investments	13.90%
Percent of Total Long Exposure	13.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.90%
C000201707 | Asset Report 4 ColumnDeveloped Markets Ex U.S. Equity
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	350.00%
Percent of Total Long Exposure	149.40%
Percent of Total Short Exposure	200.60%
Percent of Net Long Exposure	(51.20%)
C000201707 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	14.40%
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	9.50%
Percent of Net Long Exposure	(4.50%)
C000201707 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	7.30%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000201707 | Asset Report 4 ColumnU.S. Equity
Holdings [Line Items]
Percent of Total Investments	51.00%
Percent of Total Long Exposure	51.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	51.00%
C000201707 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	114.70%
Percent of Total Long Exposure	60.30%
Percent of Total Short Exposure	54.40%
Percent of Net Long Exposure	5.90%
C000201707 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	68.40%
Percent of Total Long Exposure	65.30%
Percent of Total Short Exposure	3.20%
Percent of Net Long Exposure	62.10%
C000169918 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	13.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.40%
Percent of Net Long Exposure	(13.40%)
C000169918 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	13.70%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.70%
Percent of Net Long Exposure	(13.70%)
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000169918 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	7.30%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000169918 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	53.60%
Percent of Total Long Exposure	53.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	53.60%
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Call Options
Holdings [Line Items]
Percent of Total Investments	13.90%
Percent of Total Long Exposure	13.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.90%
C000169918 | Asset Report 4 ColumnDeveloped Markets Ex U.S. Equity
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	350.00%
Percent of Total Long Exposure	149.40%
Percent of Total Short Exposure	200.60%
Percent of Net Long Exposure	(51.20%)
C000169918 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	14.40%
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	9.50%
Percent of Net Long Exposure	(4.50%)
C000169918 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	7.30%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000169918 | Asset Report 4 ColumnU.S. Equity
Holdings [Line Items]
Percent of Total Investments	51.00%
Percent of Total Long Exposure	51.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	51.00%
C000169918 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	114.70%
Percent of Total Long Exposure	60.30%
Percent of Total Short Exposure	54.40%
Percent of Net Long Exposure	5.90%
C000169918 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	68.40%
Percent of Total Long Exposure	65.30%
Percent of Total Short Exposure	3.20%
Percent of Net Long Exposure	62.10%
C000226253 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.10%
Percent of Net Long Exposure	(13.10%)
C000226253 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	13.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.40%
Percent of Net Long Exposure	(13.40%)
C000226253 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000226253 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	93.90%
Percent of Total Long Exposure	93.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	93.90%
C000226253 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	491.80%
Percent of Total Long Exposure	219.40%
Percent of Total Short Exposure	272.40%
Percent of Net Long Exposure	(53.10%)
C000226253 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000226253 | Asset Report 4 ColumnU.S. Equity
Holdings [Line Items]
Percent of Total Investments	1.00%
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000226253 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	38.50%
Percent of Total Long Exposure	22.20%
Percent of Total Short Exposure	16.30%
Percent of Net Long Exposure	6.00%
C000226253 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	44.00%
Percent of Total Long Exposure	44.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	44.00%
C000226252 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.10%
Percent of Net Long Exposure	(13.10%)
C000226252 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	13.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	13.40%
Percent of Net Long Exposure	(13.40%)
C000226252 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000226252 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	93.90%
Percent of Total Long Exposure	93.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	93.90%
C000226252 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	491.80%
Percent of Total Long Exposure	219.40%
Percent of Total Short Exposure	272.40%
Percent of Net Long Exposure	(53.10%)
C000226252 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000226252 | Asset Report 4 ColumnU.S. Equity
Holdings [Line Items]
Percent of Total Investments	1.00%
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000226252 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	38.50%
Percent of Total Long Exposure	22.20%
Percent of Total Short Exposure	16.30%
Percent of Net Long Exposure	6.00%
C000226252 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	44.00%
Percent of Total Long Exposure	44.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	44.00%
C000201713 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000201713 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000201713 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201713 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	1.40%
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000201713 | Asset Report 4 ColumnLong U.S. Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	4.20%
Percent of Total Long Exposure	4.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.20%
C000201713 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000201713 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.50%
C000201713 | Asset Report 4 ColumnLong Indian Equities
Holdings [Line Items]
Percent of Total Investments	1.80%
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000201713 | Asset Report 4 ColumnU.S. Healthcare Equities Options
Holdings [Line Items]
Percent of Total Investments	1.50%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.50%
Percent of Net Long Exposure	(1.50%)
C000201713 | Asset Report 4 ColumnLong German Midcap Equities
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000201713 | Asset Report 4 ColumnReceive Brazilian Rates
Holdings [Line Items]
Percent of Total Investments	2.10%
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000201713 | Asset Report 4 ColumnEURGBP Options
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000201713 | Asset Report 4 ColumnN.A. Tech Software Equity Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000201713 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	48.70%
Percent of Total Long Exposure	48.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	48.70%
C000196984 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000196984 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000196984 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000196984 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	1.40%
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000196984 | Asset Report 4 ColumnLong U.S. Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	4.20%
Percent of Total Long Exposure	4.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.20%
C000196984 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000196984 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.50%
C000196984 | Asset Report 4 ColumnLong Indian Equities
Holdings [Line Items]
Percent of Total Investments	1.80%
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000196984 | Asset Report 4 ColumnU.S. Healthcare Equities Options
Holdings [Line Items]
Percent of Total Investments	1.50%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.50%
Percent of Net Long Exposure	(1.50%)
C000196984 | Asset Report 4 ColumnLong German Midcap Equities
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000196984 | Asset Report 4 ColumnReceive Brazilian Rates
Holdings [Line Items]
Percent of Total Investments	2.10%
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000196984 | Asset Report 4 ColumnEURGBP Options
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000196984 | Asset Report 4 ColumnN.A. Tech Software Equity Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000196984 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	48.70%
Percent of Total Long Exposure	48.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	48.70%
C000144475 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000144475 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000144475 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000144475 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	1.40%
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000144475 | Asset Report 4 ColumnLong U.S. Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	4.20%
Percent of Total Long Exposure	4.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.20%
C000144475 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000144475 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.50%
C000144475 | Asset Report 4 ColumnLong Indian Equities
Holdings [Line Items]
Percent of Total Investments	1.80%
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000144475 | Asset Report 4 ColumnU.S. Healthcare Equities Options
Holdings [Line Items]
Percent of Total Investments	1.50%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.50%
Percent of Net Long Exposure	(1.50%)
C000144475 | Asset Report 4 ColumnLong German Midcap Equities
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000144475 | Asset Report 4 ColumnReceive Brazilian Rates
Holdings [Line Items]
Percent of Total Investments	2.10%
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000144475 | Asset Report 4 ColumnEURGBP Options
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000144475 | Asset Report 4 ColumnN.A. Tech Software Equity Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000144475 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	48.70%
Percent of Total Long Exposure	48.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	48.70%